Related Party Transactions - Balances of Receivables and Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Related Party [Abstract]
Trade receivables	¥ 2,885	¥ 4,187
Other receivables	1,892	1,507
Other payables	¥ 26,844	¥ 30,066